1. ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Share-based compensation expenses

Our total stock-based compensation for fiscal years ended March 31, 2018 and 2017 included the following:

	Fiscal Years Ended
	March 31, 2018	March 31, 2017
Vesting of Stock Options and Restricted Stock Units	$1,212,794	$2,076,535
	47,975	109,773
Total Stock-Based Compensation Expense	$1,260,769	$2,186,309

Weighted average number of common shares outstanding – basic and diluted	12,317,074	7,764,237

Basic and diluted loss per common share	$(0.10)	$(0.28)